Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of noncancelable purchase commitments	As of December 31, 2020, the future minimum payments under the Company’s non-cancelable
purchase commitments were as follows (in millions):

Year Ending December 31,	Amount
2021	$119
2022	112
2023	104
2024	79
2025	2

Total future minimum payments	$416